Schedule of Changes in Fair Value Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of period			$ 4,210	$ 2,843	$ 2,843	$ 12,854
Issuance of new warrants					6,778	13,217
Exercise of warrants						(6,840)
Change in fair value of warrant liabilities	$ 680	$ (598)	(1,329)	(2,001)	(6,456)	(19,017)
Warrant inducement expense (See Note 18. Stockholders’ Equity - Exercise of 2021 Purchase Warrant and Issuance of 2022 Inducement Warrant)					1,045	2,629
Fair value at end of period	1,601		1,601		4,210	2,843
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of period			4,210	2,843	2,843
Issuance of new warrants			4,092
Exercise of warrants			(5,372)
Change in fair value of warrant liabilities			(1,329)	(2,001)
Fair value at end of period	$ 1,601	$ 842	$ 1,601	$ 842	$ 4,210	$ 2,843